ye

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 99.5%
1,095,031	ABFC 2004-OPT4 Trust Series 2004-OPT4 M4(a)	US0001M + 2.700%	1.4110	07/25/33	$ 1,029,316
1,424,601	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(b),(c)		8.0000	04/25/34	505,452
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1 M4(a)	US0001M + 4.125%	4.1550	11/25/33	634,530
90,150	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2 M3(a)	US0001M + 2.025%	3.5590	06/25/34	88,684
1,687,421	ACE Securities Corp Home Equity Loan Trust Series 2004-HE3 M7(a)	US0001M + 2.775%	4.4550	11/25/34	1,759,983
5,189,232	ACE Securities Corp Home Equity Loan Trust Series 2004-HE4 M6(a)	US0001M + 1.950%	3.3980	12/25/34	3,841,478
437,561	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(a)	US0001M + 1.320%	3.4400	01/25/35	369,946
4,376,127	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(a)	US0001M + 1.845%	0.6550	04/25/35	2,790,881
2,940,301	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP3 M1(a)	US0001M + 0.420%	3.0710	06/25/36	2,148,932
4,772,808	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(a)	US0001M + 0.435%	3.1760	08/25/36	4,153,717
2,022,296	Adjustable Rate Mortgage Trust 2005-1 Series 2005-1 5M2(a)	US0001M + 1.500%	0.0670	05/25/35	1,921,807
5,802,101	Adjustable Rate Mortgage Trust 2005-2 Series 2005-2 6M3(a)	US0001M + 1.350%	0.0001	06/25/35	4,077,306
91,562	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(c)		3.9970	07/25/35	88,536
833,937	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 B3(a)	US0001M + 5.250%	4.1070	10/25/34	887,032
1,353,712	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(a)	US0001M + 0.240%	4.1490	02/25/47	1,232,082
6,013,868	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(a)	US0001M + 0.380%	5.5300	03/25/46	4,489,414
1,038,477	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Series 2002-2 M4(a)	US0001M + 3.300%	1.0690	08/25/32	884,580
3,415,906	Ameriquest Mortgage Securities Asset-Backed Series 2005-R5 M7(a)	US0001M + 1.830%	4.0650	07/25/35	3,324,137
1,189,056	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(a)	US0001M + 2.175%	3.8160	01/25/36	1,300,899
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(a)	US0001M + 1.350%	6.9880	11/25/29	2,566
1,098,927	Banc of America Funding 2004-B Trust Series 2004-B 3A2(c)		3.4230	12/20/34	851,651
2,540,139	Banc of America Mortgage 2004-K Trust Series 2004-K B1(c)		3.9800	12/25/34	1,941,987
390,303	Bear Stearns ALT-A Trust Series 2004-7 1A1(c)		2.6250	10/25/34	259,050
1,288,963	Bear Stearns ALT-A Trust 2004-11 Series 2004-11 1M2(a)	US0001M + 1.575%	2.3340	11/25/34	1,191,712
24,012	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(c)		4.3200	01/25/34	21,947
9,950,194	Bear Stearns Asset Backed Securities I Trust Series 2005-HE9 M4(a)	US0001M + 1.800%	4.9640	10/25/35	9,271,438
1,750,571	Bear Stearns Asset Backed Securities I Trust Series 2007-HE7 M2(a)	US0001M + 1.750%	4.2000	10/25/37	1,621,327
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(a)	US0001M + 0.300%	3.4800	07/25/36	32,605,156
8,629,551	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(a)	US0001M + 0.300%	0.0001	10/25/36	6,888,941
8,815,460	Carrington Mortgage Loan Trust Series 2006-RFC1 Series 2006-RFC1 M2(a)	US0001M + 0.435%	3.1930	05/25/36	7,735,395
13,752,530	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(a)	US0001M + 0.260%	3.5730	12/25/36	11,256,032
3,774,725	Centex Home Equity Loan Trust 2002-C Series 2002-C M2(a)	US0001M + 1.150%	6.3000	09/25/32	3,624,971
58,269	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(a)	US0001M + 2.325%	5.4180	03/25/34	1,643
2,600,422	Centex Home Equity Loan Trust 2004-C Series 2004-C M5(a)	US0001M + 1.725%	4.2290	06/25/34	2,337,462
1,590,146	Centex Home Equity Loan Trust 2004-C Series 2004-C M6(a)	US0001M + 2.100%	4.2290	06/25/34	617,347

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 99.5% (Continued)
177,735	CHL Mortgage Pass-Through Trust 2004-6 Series 2004-6 M(c)		10.5570	05/25/34	$ 179,325
14,454,834	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(a),(b)	US0001M + 1.750%	4.6950	10/25/37	8,806,170
42,560,754	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(a),(b)	US0001M + 1.750%	5.1750	10/25/37	26,903,618
1,622,515	Citigroup Mortgage Loan Trust 2004-OPT1 Series 2004-OPT1 M8(a)	US0001M + 2.625%	7.7630	10/25/34	1,194,750
543,483	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A3(c)		3.9070	08/25/35	433,482
4,880,726	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(a)	US0001M + 0.615%	0.0001	12/25/35	3,724,091
10,736,044	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(a)	US0001M + 0.270%	4.5330	12/25/36	10,830,558
637,578	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(a)	US0001M + 1.935%	7.0730	02/25/35	503,497
148,255	Countrywide Asset-Backed Certificates Series 2003-SD2 B1(a),(b)	US0001M + 5.625%	4.9840	10/25/32	164,950
1,813,521	Countrywide Asset-Backed Certificates Series 2004-BC5 M8(a)	US0001M + 2.625%	5.4010	10/25/34	1,648,207
2,444,298	Countrywide Asset-Backed Certificates Series 2004-11 M6(a)	US0001M + 2.625%	2.3860	11/25/34	2,079,579
5,760,759	Countrywide Asset-Backed Certificates Series 2005-9 M4(a)	US0001M + 1.500%	4.7250	01/25/36	5,120,507
2,552,986	Countrywide Asset-Backed Certificates Series 2006-2 M3(a)	US0001M + 0.660%	3.5040	06/25/36	2,507,361
3,689,833	Countrywide Asset-Backed Certificates Series 2007-BC2 M1(a)	US0001M + 0.340%	4.3940	06/25/37	2,681,158
4,090,401	Countrywide Asset-Backed Certificates Series 2007-2 M1(a)	US0001M + 0.220%	2.1840	08/25/37	3,176,295
9,959,197	Countrywide Asset-Backed Certificates Series 2007-9 M1(a)	US0001M + 0.260%	2.9310	06/25/47	10,573,497
1,389,832	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(a)	US0001M + 1.500%	3.5130	02/25/32	1,972,237
1,238,572	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B4(a)	US0001M + 3.850%	7.0550	04/25/34	701,346
1,672,937	Credit-Based Asset Servicing and Securitization, Series 2003-RP1 M2(a),(b)	US0001M + 4.500%	3.1260	03/25/33	1,171,739
50,737	Credit-Based Asset Servicing and Securitization, Series 2004-CB7 B2(a),(b)	US0001M + 2.850%	3.3080	10/25/34	39,254
3,627,979	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(b),(d)		4.0570	03/25/46	848,076
1,270,633	CWABS Asset-Backed Certificates Trust 2004-9 Series 2004-9 MV5(a)	US0001M + 1.650%	6.8000	11/25/34	983,636
1,421,094	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		0.9600	10/25/28	1,284,094
1,355,353	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(a)	US0001M + 0.825%	5.9630	05/25/30	1,136,821
983,512	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(c)		6.8000	03/15/28	834,612
1,717,711	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.9500	08/15/30	1,315,232
761,927	Delta Funding Home Equity Loan Trust 2000-3 Series 2000-3 M2(d)		8.3900	11/15/30	683,082
5,665,006	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(a),(b)	US0001M + 2.250%	7.4000	04/25/42	5,334,107
1,724,282	Finance America Mortgage Loan Trust 2004-3 Series 2004-3 M5(a)	US0001M + 1.650%	3.4140	11/25/34	1,371,050
2,017,559	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(a)	US0001M + 2.475%	7.6250	10/25/33	1,707,941
3,818,449	First Franklin Mortgage Loan Trust 2005-FF5 Series 2005-FF5 M5(a)	US0001M + 1.200%	3.2760	05/25/35	2,982,800
3,065,325	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(a)	US0001M + 0.375%	5.4620	05/25/36	2,801,755
7,228,384	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(a)	US0001M + 0.375%	5.5130	06/25/36	9,641,645
1,435,993	First Franklin Mortgage Loan Trust2006-FF3 Series 2006-FF3 M2(a)	US0001M + 0.585%	5.7230	02/25/36	1,180,106
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(a)	US0001M + 1.875%	0.5000	11/25/34	1,455,794

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 99.5% (Continued)
375,966	Fremont Home Loan Trust 2004-4 Series 2004-4 M3(a)	US0001M + 0.915%	3.2950	03/25/35	$ 278,978
5,982,359	Fremont Home Loan Trust 2005-1 Series 2005-1 M7(a),(b)	US0001M + 1.800%	0.0001	06/25/35	3,047,751
6,857,034	Fremont Home Loan Trust 2005-A Series 2005-A M5(a)	US0001M + 1.050%	6.2000	01/25/35	5,274,907
5,048,045	GreenPoint Mortgage Funding Trust 2005-HY1 Series 2005-HY1 M2(a)	US0001M + 0.885%	3.9800	07/25/35	4,721,104
2,146,516	GSAA Home Equity Trust 2005-4 Series 2005-4 B1(a)	US0001M + 1.725%	1.9700	03/25/35	1,597,221
7,780	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(a)	US0001M + 0.500%	5.6500	09/25/35	7,577
1,009,468	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a),(b)	US0001M + 5.250%	1.8550	09/25/42	912,485
1,177,619	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(a)	US0001M + 0.250%	3.5790	01/19/38	1,852,834
2,276,309	Home Equity Asset Trust 2005-6 Series 2005-6 M6(a)	US0001M + 1.065%	4.6610	12/25/35	3,670,821
11,780,620	Home Equity Asset Trust 2005-7 Series 2005-7 M3(a)	US0001M + 0.750%	3.8670	01/25/36	10,898,339
16,713,762	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-B M1(a)	US0001M + 0.540%	2.8770	06/25/36	12,815,104
202,418	Impac CMB Trust Series 2004-10 Series 2004-10 3M1(a)	US0001M + 0.855%	6.0050	03/25/35	186,178
19,807	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(c)		4.1330	10/25/34	17,885
1,006,403	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(a)	US0001M + 1.035%	6.1730	09/25/35	1,087,941
5,796,782	JP Morgan Mortgage Acquisition Trust 2006-CH1 Series 2006-CH1 M9(a)	US0001M + 1.800%	3.0120	07/25/36	4,869,217
3,778,026	JP Morgan Mortgage Acquisition Trust 2007-HE1 Series 2007-HE1 MV1(a)	US0001M + 0.260%	3.9320	03/25/47	3,811,859
1,902,704	Long Beach Mortgage Loan Trust 2003-1 Series 2003-1 M3(a)	US0001M + 6.000%	5.5980	03/25/33	2,160,343
11,156,515	Long Beach Mortgage Loan Trust 2005-3 Series 2005-3 M1(a)	US0001M + 0.705%	3.0680	08/25/45	9,737,474
473,314	MAFI II Remic Trust 1998-A Series 1998-AX B2		6.0000	02/20/27	413,151
399,587	MASTR Adjustable Rate Mortgages Trust 2004-5 Series 2004-5 B2(c)		4.3060	07/25/34	72,263
390,530	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(c)		7.1450	10/25/32	8,666
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M10(a)	US0001M + 5.250%	3.6300	09/25/34	1,235,375
8,767	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M8(a)	US0001M + 2.295%	7.4450	12/25/34	228,949
4,560,205	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(a)	US0001M + 0.300%	3.0930	05/25/37	4,367,658
901,537	Mastr Specialized Loan Trust Series 2005-2 M4(a),(b)	US0001M + 2.265%	6.9000	07/25/35	895,155
1,462,000	Mastr Specialized Loan Trust Series 2005-3 M2(a),(b)	US0001M + 1.250%	3.6310	11/25/35	901,287
6,480,556	Mastr Specialized Loan Trust Series 2006-1 M2(a),(b)	US0001M + 2.400%	3.3160	01/25/36	4,701,949
1,262,637	Meritage Mortgage Loan Trust 2004-2 Series 2004-2 M4(a)	US0001M + 1.725%	3.3510	01/25/35	1,095,700
18,712	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(a)	US0012M + 1.625%	7.3550	12/25/32	17,886
68,003	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A2 2A2(a)	US0006M + 1.500%	7.1190	02/25/33	64,023
440,649	Merrill Lynch Mortgage Investors Trust Series Series 2003-OPT1 M2(a)	US0001M + 2.175%	7.3250	07/25/34	364,347
1,504,514	Merrill Lynch Mortgage Investors Trust Series Series 2004-WMC1 B1(a)	US0001M + 2.400%	7.5500	10/25/34	1,179,154
227,218	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(a)	US0001M + 1.005%	6.1550	03/25/30	156,034
3,208,672	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(c)		3.8430	02/25/36	2,286,889
1,468,750	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC2 Series 2004-WMC2 B3(a)	US0001M + 5.250%	4.0810	07/25/34	1,296,722

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 99.5% (Continued)
299,153	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(a)	US0001M + 1.650%	3.8270	01/25/35	$ 323,596
297,466	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M4(a)	US0001M + 1.350%	3.8270	01/25/35	240,588
6,022,707	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5 Series 2005-WMC5 B1(a)	US0001M + 1.800%	1.1730	06/25/35	4,957,016
10,641,580	Morgan Stanley A.B.S Capital I Inc Trust 2006-NC1 Series 2006-NC1 M3(a)	US0001M + 0.630%	2.5660	12/25/35	10,398,047
3,898,251	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(a)	US0001M + 0.260%	3.3000	05/25/37	7,265,691
54,884	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(c)		4.5700	09/25/34	53,755
6,527,630	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(a)	US0001M + 0.470%	4.5540	04/25/37	7,636,018
657,803	New Century Home Equity Loan Trust Series 2004-A M2(c)		5.6500	08/25/34	641,619
3,710,126	New Century Home Equity Loan Trust 2006-2 Series 2006-2 M1(a)	US0001M + 0.310%	4.1590	08/25/36	3,326,487
194,599	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 AII(a)	US0001M + 0.800%	3.8560	11/25/33	171,809
16,506	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,324
4,938	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	4,802
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(a)	US0001M + 3.000%	1.2290	05/25/33	2,828,686
5,952,157	Opteum Mortgage Acceptance Corp Asset Backed Series 2005-5 M1(a)	US0001M + 0.645%	4.3390	12/25/35	6,051,276
2,896,270	Option One Mortgage Loan Trust 2005-5 Series 2005-5 M4(a)	US0001M + 0.870%	6.0080	12/25/35	2,262,715
14,178,441	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(a)	US0001M + 0.300%	0.0001	03/25/37	12,133,799
2,295,174	Ownit Mortgage Loan Trust Series 2006-3 Series 2006-3 M1(a)	US0001M + 0.495%	5.6450	03/25/37	2,188,144
3,575,181	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(a)	US0001M + 2.625%	0.0001	02/25/35	2,369,275
3,673,497	Park Place Securities Inc Asset-Backed Series 2005-WHQ3 M7(a)	US0001M + 1.800%	3.1980	06/25/35	3,943,549
3,873,451	Park Place Securities Inc Asset-Backed Series 2005-WCW1 M5(a)	US0001M + 0.990%	6.1400	09/25/35	3,395,924
8,511,031	Popular A.B.S Mortgage Pass-Through Trust 2007-A Series 2007-A M1(a)	US0001M + 0.310%	3.7300	06/25/47	7,212,427
5,984,900	Quest Trust Series 2005-X1 M5(a),(b)	US0001M + 3.375%	3.5360	03/25/35	5,242,017
4,594,051	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(a),(b)	US0001M + 1.250%	6.4000	02/25/37	3,709,303
14,291,970	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(a)	US0001M + 2.250%	6.5520	09/25/47	11,250,946
2,490,795	RAMP Series 2006-RS1 Trust Series 2006-RS1 M1(a)	US0001M + 0.410%	5.7650	01/25/36	2,013,085
3,736,614	RAMP Series 2006-RS4 Trust Series 2006-RS4 M2(a)	US0001M + 0.380%	4.7450	07/25/36	3,431,751
1,793,828	RASC Series 2005-EMX1 Trust Series 2005-EMX1 B(a),(b)	US0001M + 4.500%	5.5270	03/25/35	1,486,696
2,775,089	RASC Series 2005-KS1 Trust Series 2005-KS1 M4(a)	US0001M + 1.250%	4.8010	02/25/35	2,323,296
6,572,849	RASC Series 2005-KS12 Trust Series 2005-KS12 M5(a)	US0001M + 0.670%	6.1550	01/25/36	5,528,352
1,408,255	RASC Series 2005-KS2 Trust Series 2005-KS2 M3(a)	US0001M + 0.770%	4.9140	03/25/35	1,414,744
2,977,211	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(a)	US0001M + 0.470%	5.3680	01/25/36	2,390,708
1,918,615	Renaissance Home Equity Loan Trust 2002-1 Series 2002-1 M2(a)	US0001M + 2.925%	5.1950	06/25/32	1,584,840
1,229,306	Renaissance Home Equity Loan Trust 2002-2 Series 2002-2 M2(a)	US0001M + 2.250%	4.2890	08/25/32	1,016,311
389,688	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(d)		4.1290	08/25/33	325,705
9,077,971	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(d)		5.9050	05/25/35	1,350,760

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 99.5% (Continued)
6,845,925	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(d)		5.1010	08/25/35	$ 1,605,900
158,092	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(a)	US0001M + 4.500%	4.5570	10/25/33	143,970
2,309,753	Saxon Asset Securities Trust 2004-2 Series 2004-2 MF5(d)		3.1660	08/25/35	1,605,751
2,149,653	Saxon Asset Securities Trust 2005-2 Series 2005-2 M3(a)	US0001M + 0.705%	1.8240	10/25/35	1,735,153
5,326,282	Saxon Asset Securities Trust 2005-4 Series 2005-4 M4(a)	US0001M + 0.930%	3.2040	11/25/37	4,025,579
11,171,536	Saxon Asset Securities Trust 2006-2 Series 2006-2 M3(a)	US0001M + 0.320%	0.8770	09/25/36	8,768,667
4,749,956	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(a)	US0001M + 0.900%	0.0001	09/25/47	4,459,877
10,935,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(a),(b)	US0001M + 3.000%	8.1500	12/25/37	7,442,002
1,009,242	Securitized Asset Backed Receivables, LLC Trust Series 2005-FR1 M2(a)	US0001M + 0.975%	6.1130	12/25/34	864,010
8,695,172	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(c) (f)		0.0001	11/20/34	87
960,205	Sequoia Mortgage Trust 2004-10 Series 2004-10 B1(a)	US0001M + 0.750%	5.1080	11/20/34	632,821
685,590	Soundview Home Loan Trust 2005-A Series 2005-A M6(a)	US0001M + 1.350%	5.9360	04/25/35	686,523
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(a)	US0001M + 1.050%	0.0001	06/25/35	3,363,968
11,130,742	Soundview Home Loan Trust 2006-1 Series 2006-1 M1(a)	US0001M + 0.615%	3.0930	02/25/36	8,907,349
4,210,678	Specialty Underwriting & Residential Finance Trust Series 2005-BC3 M4(a)	US0001M + 0.975%	5.8440	06/25/36	3,216,355
5,342,607	Specialty Underwriting & Residential Finance Trust Series 2006-AB1 M1(a)	US0001M + 0.585%	3.2140	12/25/36	5,256,468
2,620,742	Structured Asset Investment Loan Trust 2004-10 Series 2004-10 M7(a)	US0001M + 3.750%	4.3530	11/25/34	3,083,836
3,049,773	Structured Asset Investment Loan Trust 2005-HE2 Series 2005-HE2 M3(a)	US0001M + 0.780%	2.8310	07/25/35	2,657,010
2,115,210	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(a)	US0001M + 0.795%	0.0001	09/25/35	1,669,669
99,859	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(c)		3.3630	10/19/34	85,698
1,644,161	Structured Asset Mortgage Investments II Trust Series 2005-AR5 B1(a)	US0001M + 0.750%	5.7710	07/19/35	1,444,093
948,273	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(a)	US0001M + 0.825%	5.2070	02/19/33	761,100
2,481,564	Structured Asset Securities Corp 2005-NC1 Series 2005-NC1 M6(a)	US0001M + 1.950%	4.2730	02/25/35	2,471,889
478,047	Structured Asset Securities Corp 2005-WF1 Series 2005-WF1 M7(a)	US0001M + 1.905%	7.0550	02/25/35	466,860
9,415,856	Structured Asset Securities Corp Mortgage Loan Series 2006-W1A M1(a),(b)	US0001M + 0.300%	3.7510	08/25/46	9,373,903
235,645	Thornburg Mortgage Securities Trust 2004-2 Series 2004-2 B2(a)	US0001M + 1.000%	4.6860	06/25/44	179,660
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(a),(b)	US0001M + 5.250%	4.5210	03/25/37	678,478
612,878	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(c)		4.2290	10/25/33	444,648
104,292	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(a)	COF 11 + 1.250%	4.5410	11/25/42	92,997
2,331,185	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE1 M2(a)	US0001M + 0.540%	4.2620	04/25/36	2,193,312
12,663,017	Wells Fargo Home Equity Asset-Backed Securities Series 2006-3 M2(a)	US0001M + 0.405%	0.0001	01/25/37	12,721,116
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $408,466,132)				531,491,745

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.7%
MONEY MARKET FUND - 0.7%
3,742,700	First American Treasury Obligations Fund, Class X, 5.03% (Cost $3,742,700)(e)	$ 3,742,700

	TOTAL INVESTMENTS - 100.2% (Cost $412,208,832)	$ 535,234,445
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,250,402)
	NET ASSETS - 100.0%	$ 533,984,043

LLC	- Limited Liability Company
REMIC	- Real Estate Mortgage Investment Conduit
COF 11	Cost of Funds for the 11th District of San Francisco
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month
(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the total market value of 144A securities is $82,164,392 or 15.4% of net assets.
(c)	Variable rate security; the rate shown represents the rate on June 30, 2023.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2023.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(f)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of June 30, 2023.